Trade and Other Receivables (Tables)	12 Months Ended
Jan. 31, 2020
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Summary on Trade and Other Receivables
The Company’s trade and other receivables were as follows, as at:

	January 31, 2020	January 31, 2019
Trade receivables	$332.3	$326.0
Allowance for doubtful accounts	(3.5)	(3.7)
	328.8	322.3
Sales tax and other government receivables	65.6	54.3
Other	4.7	11.7
Total trade and other receivables	$399.1	$388.3